Share Capital and Capital Surplus	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Share Capital and Capital Surplus
24.	Share Capital and Capital Surplus

(a)	Share capital as of December 31, 2023 and 2024 are as follows:

(Share, in Won)	2023		2024
Authorized shares		200,000,000	200,000,000
Par value	￦	5,000	5,000
Issued shares(*1,2)		84,571,230	82,624,377
Share capital(*3)	￦	482,403,125,000	482,403,125,000

(*1)	As of December 31, 2024, total number of ADRs of 13,149,016 outstanding in overseas stock market are equivalent to 3,287,254 shares of common stock.
(*2)
Pursuant to the resolution of the Board of Directors’ meeting on July 12, 2024, the controlling company decided to retire 1,946,853 shares using distributable profits, and it was completed on August 6, 2024. As a result, as of December 31, 2024, the controlling company’s total number of issued shares has decreased.

(*3)
As of December 31, 2024, the difference between the ending balance of common stock and the aggregate par value of issued common stock is
￦
69,281 million due to retirement of 13,856,248 treasury stocks.

(b)	The changes in issued common stock for the years ended December 31, 2023 and 2024 are as follows:

(share)	2023			2024
	Issued shares	Treasury shares	Number of outstanding shares	Issued shares	Treasury shares	Number of outstanding shares
Beginning	84,571,230	(8,722,053)	75,849,177	84,571,230	(8,695,023)	75,876,207
Acquisition of treasury shares	—	—	—	—	(255,428)	(255,428)
Disposal of treasury shares	—	27,030	27,030	—	—	—
Retirement of treasury shares	—	—	—	(1,946,853)	1,946,853	—

Ending	84,571,230	(8,695,023)	75,876,207	82,624,377	(7,003,598)	75,620,779

(c)	Capital surplus as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Share premium	￦	463,825	463,825
Gain on disposal of treasury shares		808,994	808,994
Other capital surplus		399,971	385,531

	￦	1,672,790	1,658,350